Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on August 17, 2020 and covers activity from July 01, 2020 through July 31, 2020.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of August 2020.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	July 31, 2020
Number of days in Monthly Period	31
Beginning Number of Accounts	15,728,551
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	24,490,211,379.31
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	24,490,211,379.31
Finance Charge Collections (excluding Recoveries)	495,684,975.70
Collections of Discount Option Receivables	0.00
Recoveries	13,823,960.62
Total Collections of Finance Charge Receivables	509,508,936.32
Total Collections of Principal Receivables	8,801,375,614.04
Monthly Payment Rate	34.7790%
Defaulted Amount	53,817,523.29
Annualized Default Rate	2.6006%
Annualized Default Rate, Net of Recoveries	1.9326%
Trust Portfolio Yield	21.9083%
New Principal Receivables	8,730,881,014.38
Ending Number of Accounts	15,719,525
Ending Principal Receivables Balance	24,365,899,256.36
Ending Required Minimum Principal Balance	17,393,589,370.00
Ending Transferor Amount	8,110,208,256.36
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	24,365,899,256.36
Ending Total Receivables	25,407,782,884.73

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2017-6	2,000,000,000.00	2,000,000,000.00	0.00	140,000,000.00	12.30%	62,686,838.27	1,700,814.89	1,082,866,992.74	6,621,376.27
2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	5.27%	26,865,792.31	728,920.79	464,085,931.38	2,837,733.16
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.52%	17,910,570.00	485,948.33	309,391,342.83	1,891,826.52
2018-4	1,028,573,000.00	1,028,573,000.00	0.00	72,000,110.00	6.33%	32,238,994.65	874,706.14	556,903,875.66	3,405,284.43
2018-6	1,342,859,000.00	1,342,859,000.00	0.00	94,000,130.00	8.26%	42,089,792.47	1,141,977.29	727,068,843.50	4,445,787.36
2018-8	914,287,000.00	914,287,000.00	0.00	64,000,090.00	5.62%	28,656,880.65	777,516.47	495,025,607.10	3,026,919.12
2019-1	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	10.55%	53,731,615.96	1,457,842.42	928,172,404.19	5,675,469.63
2019-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	10.55%	53,731,615.96	1,457,842.42	928,172,404.19	5,675,469.63
2019-3	1,371,431,000.00	1,371,431,000.00	0.00	96,000,170.00	8.44%	42,985,336.65	1,166,275.13	742,538,681.36	4,540,380.34

Total	11,514,297,000.00	11,514,297,000.00	0.00	806,000,790.00	70.83%	360,897,436.92	9,791,843.88	6,234,226,082.95	38,120,246.46
Group 2

2012-A	0.00	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	4.95%	25,218,883.69	684,236.98	435,636,849.75	2,663,776.36
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	18,013,533.13	488,741.91	311,169,951.87	1,902,702.13
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	18,013,533.13	488,741.91	311,169,951.87	1,902,702.13
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	4.24%	21,616,177.07	586,488.60	373,402,859.37	2,283,235.94
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	3.71%	18,914,217.62	513,179.22	326,728,584.82	1,997,838.06
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	18,013,533.13	488,741.91	311,169,951.87	1,902,702.13
2019-4	919,543,000.00	919,543,000.00	0.00	64,368,010.00	5.66%	28,821,621.66	781,986.21	497,871,381.55	3,044,320.10

Total	4,741,394,000.00	4,741,394,000.00	0.00	331,897,580.00	29.17%	148,611,499.43	4,032,116.74	2,567,149,531.10	15,697,276.85

Trust	16,255,691,000.00	16,255,691,000.00	0.00	1,137,898,370.00	100.00%	509,508,936.35	13,823,960.62	8,801,375,614.05	53,817,523.31

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2017-6	2,000,000,000.00	41,609,190.58	3,316,666.67	4,395,023.18	3,333,333.34	0.00	11,045,023.19	40,640,430.14	0.00	29,595,406.95
2017-7	857,143,000.00	17,832,513.22	1,636,785.69	1,883,581.68	1,428,571.67	0.00	4,948,939.04	17,632,686.99	0.00	12,683,747.95
2018-2	571,430,000.00	11,888,369.89	1,392,621.82	1,255,724.05	952,383.33	0.00	3,600,729.20	12,056,580.90	0.00	8,455,851.70
2018-4	1,028,573,000.00	21,399,044.99	2,491,288.45	2,260,301.09	1,714,288.34	0.00	6,465,877.88	21,686,396.14	0.00	15,220,518.26
2018-6	1,342,859,000.00	27,937,638.02	3,330,708.10	2,950,948.22	2,238,098.33	0.00	8,519,754.65	28,390,983.94	0.00	19,871,229.29
2018-8	914,287,000.00	19,021,371.01	2,358,193.50	2,009,156.28	1,523,811.66	0.00	5,891,161.44	19,420,509.36	0.00	13,529,347.92
2019-1	1,714,287,000.00	35,665,047.25	3,994,109.90	3,767,165.55	2,857,145.00	0.00	10,618,420.45	35,985,931.15	0.00	25,367,510.70
2019-2	1,714,287,000.00	35,665,047.25	3,718,574.01	3,767,165.55	2,857,145.00	0.00	10,342,884.56	35,710,395.26	0.00	25,367,510.70
2019-3	1,371,431,000.00	28,532,066.93	2,432,892.14	3,013,735.52	2,285,718.33	0.00	7,732,345.99	28,026,375.27	0.00	20,294,029.28

Total	11,514,297,000.00	239,550,289.14	24,671,840.28	25,302,801.12	19,190,495.00	0.00	69,165,136.40	239,550,289.15	0.00	170,385,152.75

Group 2
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	16,739,356.56	472,175.51	1,768,115.63	1,340,998.33	0.00	3,581,289.47	16,794,916.67	0.00	13,213,627.20
2017-5	574,715,000.00	11,956,712.98	300,562.82	1,262,942.87	957,858.33	0.00	2,521,364.02	11,959,692.62	0.00	9,438,328.60
2018-3	574,715,000.00	11,956,712.98	269,980.83	1,262,942.87	957,858.33	0.00	2,490,782.03	11,929,110.63	0.00	9,438,328.60
2018-5	689,656,000.00	14,348,013.97	338,058.08	1,515,527.05	1,149,426.67	0.00	3,003,011.80	14,328,973.28	0.00	11,325,961.48
2018-7	603,451,000.00	12,554,553.83	309,381.97	1,326,090.56	1,005,751.66	0.00	2,641,224.19	12,551,473.33	0.00	9,910,249.14
2018-9	574,715,000.00	11,956,712.98	307,582.83	1,262,942.87	957,858.33	0.00	2,528,384.03	11,966,712.63	0.00	9,438,328.60
2019-4	919,543,000.00	19,130,719.97	457,316.72	2,020,706.40	1,532,571.66	0.00	4,010,594.78	19,111,904.12	0.00	15,101,309.34

Total	4,741,394,000.00	98,642,783.27	2,455,058.76	10,419,268.25	7,902,323.31	0.00	20,776,650.32	98,642,783.28	0.00	77,866,132.96

Trust Total	16,255,691,000.00	338,193,072.41	27,126,899.04	35,722,069.37	27,092,818.31	0.00	89,941,786.72	338,193,072.43	0.00	248,251,285.71

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	239,550,289.14	69,165,136.40	170,385,152.74
Group 2	98,642,783.27	20,776,650.32	77,866,132.95

D.	Trust Performance

Delinquencies: (a)

		Percentage of Ending Total		Percentage of Total
	Dollar Amount	Receivables	Number of Accounts	Number of Accounts
31-60 Days Delinquent	63,533,032	0.25%	8,650	0.06%
61-90 Days Delinquent	54,820,038	0.22%	6,057	0.04%
91-120 Days Delinquent	47,964,894	0.19%	5,328	0.03%
120+ Days Delinquent	80,133,008	0.32%	9,115	0.06%
Total 30+ Days Delinquent	246,450,972	0.97%	29,150	0.19%

(a)

During the first quarter 2020, American Express Company created a Customer Pandemic Relief Program for customers impacted by COVID-19. Delinquency status is generally frozen at enrollment, and loans that are current at enrollment do not age, regardless of whether payment is made. Upon exiting the program, delinquency aging resumes where it had left off at enrollment. American Express closed the Customer Pandemic Relief Program for new enrollees in the United States as of June 2020.

Loss Experience:

Ending Principal Receivables Balance	24,365,899,256.36
Defaulted Amount	53,817,523.29
Recoveries	13,823,960.62
Net Default Amount	39,993,562.67
Annualized Default Rate	2.60%
Annualized Recovery Rate	0.67%
Annualized Default Rate, Net of Recoveries	1.93%
Number of Accounts Experiencing a Loss	9,086
Number of Accounts Experiencing a Recovery	31,834
Average Net Default Amount per Account Experiencing a Loss	4,401.67

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 07, 2020 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention

	As of the last day of the	As of the last day of the
	Monthly Period	Prior Monthly Period
Required Seller’s Interest Amount	793,047,900.00	793,047,900.00
Seller’s Interest Amount	8,110,208,256.36	8,234,520,379.30
Seller’s Interest Percentage	51.13%	51.92%

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (7/15/20 to 8/16/20)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00

		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$0.00

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00

	10.	Applied to unpaid Monthly Servicing Fee	$0.00

	11.	Collateral Default Amount treated as Available Principal Collections	$0.00

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		0.00

	2.	Monthly Interest		0.00

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		0.00

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,212,178,527.85	804,599,000.00	407,579,527.85
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	25,218,883.69	16,739,356.56	8,479,527.13
Collections of Principal Receivables	435,636,849.75	289,159,530.23	146,477,319.52
Defaulted Amount	2,663,776.36	1,768,115.63	895,660.73

Ending Invested Amount / Transferor Amount	1,206,025,519.05	804,599,000.00	401,426,519.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.62475%	0.82475%	1.07475%
Monthly Interest Due	400,881.25	19,769.94	51,524.32	472,175.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	400,881.25	19,769.94	51,524.32	472,175.51
Investor Default Amount	1,538,258.11	57,464.93	172,392.59	1,768,115.63
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,105,806.03	120,818.20	354,665.24	3,581,289.47
Reallocated Investor Finance Charge Collections				16,794,916.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9896%
Base Rate				2.4925%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	400,881.25	19,769.94	51,524.32	472,175.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	400,881.25	19,769.94	51,524.32	472,175.51
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.57

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.57

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.76

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.76

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,265,151.53

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$51,524.32

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,213,627.21

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,611,553.92

		a.	Class A Monthly Interest	$400,881.25

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,538,258.11

		e.	Excess Spread	$12,672,414.56

	2.	Class B Available Funds		$545,845.91

		a.	Class B Monthly Interest	$19,769.94

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$526,075.97

	3.	Collateral Available Funds		$1,637,516.85

		a.	Excess Spread	$1,637,516.85

	4.	Total Excess Spread		$14,836,007.38

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2017-2 Allocable Principal Collections		$435,636,849.75

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$289,159,530.23

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$289,159,530.23

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,768,115.63

	8.	Available Principal Collections (total of items 5, 6 and 7)		$290,927,645.86

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$290,927,645.86

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$14,836,007.38
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$57,464.93
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$51,524.32
	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33
	10.	Collateral Default Amount treated as Available Principal Collections		$172,392.59
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,213,627.21

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4925%
		b.	Prior Monthly Period	2.6867%
		c.	Second Prior Monthly Period	2.6202%
	2.	Three Month Average Base Rate		2.5998%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9896%
		b.	Prior Monthly Period	22.4465%
		c.	Second Prior Monthly Period	20.3081%
	4.	Three Month average Series Adjusted Portfolio Yield		21.5814%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$584,233.16
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$805,183,233.16

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	18,013,533.13	11,956,712.98	6,056,820.15
Collections of Principal Receivables	311,169,951.87	206,543,035.00	104,626,916.87
Defaulted Amount	1,902,702.13	1,262,942.87	639,759.26

Ending Invested Amount / Transferor Amount	861,448,940.63	574,715,000.00	286,733,940.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.55475%	0.75475%	0.97475%
Monthly Interest Due	254,260.42	12,923.14	33,379.26	300,562.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	254,260.42	12,923.14	33,379.26	300,562.82
Investor Default Amount	1,098,755.79	41,047.32	123,139.76	1,262,942.87
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,186,349.54	85,102.13	249,912.35	2,521,364.02
Reallocated Investor Finance Charge Collections				11,959,692.62
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9144%
Base Rate				2.4219%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	254,260.42	12,923.14	33,379.26	300,562.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	254,260.42	12,923.14	33,379.26	300,562.82
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,471,707.86

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$33,379.26

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,438,328.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,404,889.92

		a.	Class A Monthly Interest	$254,260.42

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,098,755.79

		e.	Excess Spread	$9,051,873.71

	2.	Class B Available Funds		$388,705.88

		a.	Class B Monthly Interest	$12,923.14

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$375,782.74

	3.	Collateral Available Funds		$1,166,096.82

		a.	Excess Spread	$1,166,096.82

	4.	Total Excess Spread		$10,593,753.27

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2017-5 Allocable Principal Collections		$311,169,951.87

	3.	Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections		$206,543,035.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,543,035.00

	6.	Shared Principal Collections from other Series allocated to Series 2017-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,262,942.87

	8.	Available Principal Collections (total of items 5, 6 and 7)		$207,805,977.87

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$207,805,977.87

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5
	1.	Excess Spread		$10,593,753.27
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$41,047.32
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$33,379.26
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$123,139.76
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,438,328.60

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4219%
		b.	Prior Monthly Period	2.6160%
		c.	Second Prior Monthly Period	2.5495%
	2.	Three Month Average Base Rate		2.5291%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9144%
		b.	Prior Monthly Period	22.3759%
		c.	Second Prior Monthly Period	20.2375%
	4.	Three Month average Series Adjusted Portfolio Yield		21.5093%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$372,044.63
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,087,044.63

Series 2017-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,013,124,619.47	2,000,000,000.00	1,013,124,619.47
Beginning Adjusted Invested Amount	N/A	2,000,000,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	62,686,838.27	41,609,190.58	21,077,647.69
Collections of Principal Receivables	1,082,866,992.74	718,766,814.85	364,100,177.89
Defaulted Amount	6,621,376.27	4,395,023.18	2,226,353.09

Ending Invested Amount / Transferor Amount	2,997,830,022.28	2,000,000,000.00	997,830,022.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	8,750,000.00	0.00	0.00	8,750,000.00
Reserve Account Opening Balance	8,750,000.00	0.00	0.00	8,750,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	8,750,000.00	0.00	0.00	8,750,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.04000%	2.20000%	2.45000%
Monthly Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Investor Default Amount	3,845,645.28	164,813.37	384,564.53	4,395,023.18
Investor Monthly Fees Due	2,916,666.67	125,000.00	291,666.67	3,333,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,737,311.95	427,313.37	880,397.87	11,045,023.19
Reallocated Investor Finance Charge Collections				40,640,430.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.3380%
Base Rate				3.6777%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00
Distributions of Interest	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Ending Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.70

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.70

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,799,573.62

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$204,166.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,595,406.95

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$35,560,376.37

		a.	Class A Monthly Interest	$2,975,000.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,845,645.28

		e.	Excess Spread	$28,739,731.09

	2.	Class B Available Funds		$1,524,016.13

		a.	Class B Monthly Interest	$137,500.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,386,516.13

	3.	Collateral Available Funds		$3,556,037.64

		a.	Excess Spread	$3,556,037.64

	4.	Total Excess Spread		$33,682,284.86

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2017-6 Allocable Principal Collections		$1,082,866,992.74

	3.	Principal Allocation Percentage of Series 2017-6 Allocable Principal Collections		$718,766,814.85

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$718,766,814.85

	6.	Shared Principal Collections from other Series allocated to Series 2017-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$4,395,023.18

	8.	Available Principal Collections (total of items 5, 6 and 7)		$723,161,838.03

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$175,000,000.00

	2.	Required Collateral Invested Amount		$175,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$723,161,838.03

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-6
	1.	Excess Spread		$33,682,284.86
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$164,813.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$204,166.67
	9.	Applied to unpaid Monthly Servicing Fee		$3,333,333.34
	10.	Collateral Default Amount treated as Available Principal Collections		$384,564.53
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$29,595,406.95

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.6777%
		b.	Prior Monthly Period	4.0454%
		c.	Second Prior Monthly Period	3.9149%
	2.	Three Month Average Base Rate		3.8793%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	21.3380%

		b.	Prior Monthly Period	21.7809%

		c.	Second Prior Monthly Period	19.6615%
	4.	Three Month average Series Adjusted Portfolio Yield		20.9268%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,000,000,000.00
		Monthly Interest		$3,651,041.67
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,003,651,041.67

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,291,339,337.85	857,143,000.00	434,196,337.85
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	26,865,792.31	17,832,513.22	9,033,279.09
Collections of Principal Receivables	464,085,931.38	308,042,971.99	156,042,959.39
Defaulted Amount	2,837,733.16	1,883,581.68	954,151.48

Ending Invested Amount / Transferor Amount	1,284,784,509.39	857,143,000.00	427,641,509.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	1,648,133.69	70,634.62	164,813.37	1,883,581.68
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,366,883.69	192,242.31	389,813.04	4,948,939.04
Reallocated Investor Finance Charge Collections				17,632,686.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.6338%
Base Rate				3.9555%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,783,747.61

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,683,747.94

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,428,598.54

		a.	Class A Monthly Interest	$1,468,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,648,133.69
		e.	Excess Spread	$12,311,714.85

	2.	Class B Available Funds		$661,228.59

		a.	Class B Monthly Interest	$68,036.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$593,192.57

	3.	Collateral Available Funds		$1,542,859.85

		a.	Excess Spread	$1,542,859.85

	4.	Total Excess Spread		$14,447,767.27

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2017-7 Allocable Principal Collections		$464,085,931.38

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections		$308,042,971.99

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$308,042,971.99

	6.	Shared Principal Collections from other Series allocated to Series 2017-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,883,581.68

	8.	Available Principal Collections (total of items 5, 6 and 7)		$309,926,553.67

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$75,000,000.00

	2.	Required Collateral Invested Amount		$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$309,926,553.67

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7
	1.	Excess Spread		$14,447,767.27
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$70,634.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,999.67
	9.	Applied to unpaid Monthly Servicing Fee		$1,428,571.67
	10.	Collateral Default Amount treated as Available Principal Collections		$164,813.37
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,683,747.94

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.9555%
		b.	Prior Monthly Period	4.3511%
		c.	Second Prior Monthly Period	4.2107%
	2.	Three Month Average Base Rate		4.1725%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.6338%
		b.	Prior Monthly Period	22.0865%
		c.	Second Prior Monthly Period	19.9573%
	4.	Three Month average Series Adjusted Portfolio Yield		21.2259%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$857,143,000.00
		Monthly Interest		$1,797,232.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$858,940,232.83

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	860,894,900.65	571,430,000.00	289,464,900.65
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	17,910,570.00	11,888,369.89	6,022,200.11
Collections of Principal Receivables	309,391,342.83	205,362,460.50	104,028,882.33
Defaulted Amount	1,891,826.52	1,255,724.05	636,102.47

Ending Invested Amount / Transferor Amount	856,525,004.82	571,430,000.00	285,095,004.82

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	1,098,755.79	47,090.48	109,877.78	1,255,724.05
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,186,255.79	139,592.33	274,881.08	3,600,729.20
Reallocated Investor Finance Charge Collections				12,056,580.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.2549%
Base Rate				4.5390%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,537,520.00

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,455,851.70

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,549,481.91

		a.	Class A Monthly Interest	$1,254,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,098,755.79
		e.	Excess Spread	$8,196,559.45

	2.	Class B Available Funds		$452,129.70

		a.	Class B Monthly Interest	$56,786.85
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$395,342.85

	3.	Collateral Available Funds		$1,054,969.29

		a.	Excess Spread	$1,054,969.29

	4.	Total Excess Spread		$9,646,871.59

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-2 Allocable Principal Collections		$309,391,342.83

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$205,362,460.50

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$205,362,460.50

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,255,724.05

	8.	Available Principal Collections (total of items 5, 6 and 7)		$206,618,184.55

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$206,618,184.55

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2
	1.	Excess Spread		$9,646,871.59
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$47,090.48
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$109,877.78
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,455,851.70

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5390%
		b.	Prior Monthly Period	4.9929%
		c.	Second Prior Monthly Period	4.8318%
	2.	Three Month Average Base Rate		4.7879%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.2549%
		b.	Prior Monthly Period	22.7283%
		c.	Second Prior Monthly Period	20.5784%
	4.	Three Month average Series Adjusted Portfolio Yield		21.8539%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	18,013,533.13	11,956,712.98	6,056,820.15
Collections of Principal Receivables	311,169,951.87	206,543,035.00	104,626,916.87
Defaulted Amount	1,902,702.13	1,262,942.87	639,759.26
Ending Invested Amount / Transferor Amount	861,448,940.63	574,715,000.00	286,733,940.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.49475%	0.67475%	0.92475%
Monthly Interest Due	226,760.42	11,553.35	31,667.06	269,980.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	226,760.42	11,553.35	31,667.06	269,980.83
Investor Default Amount	1,098,755.79	41,047.32	123,139.76	1,262,942.87
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,158,849.54	83,732.34	248,200.15	2,490,782.03
Reallocated Investor Finance Charge Collections				11,929,110.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8518%
Base Rate				2.3630%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	226,760.42	11,553.35	31,667.06	269,980.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	226,760.42	11,553.35	31,667.06	269,980.83
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.45

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.45

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.62

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.62

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,469,995.66

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$31,667.06

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,438,328.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,378,283.70

		a.	Class A Monthly Interest	$226,760.42
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,098,755.79
		e.	Excess Spread	$9,052,767.49

	2.	Class B Available Funds		$387,711.92

		a.	Class B Monthly Interest	$11,553.35
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$376,158.57

	3.	Collateral Available Funds		$1,163,115.01

		a.	Excess Spread	$1,163,115.01

	4.	Total Excess Spread		$10,592,041.07

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-3 Allocable Principal Collections		$311,169,951.87

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$206,543,035.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,543,035.00

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,262,942.87

	8.	Available Principal Collections (total of items 5, 6 and 7)		$207,805,977.87

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$207,805,977.87

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3
	1.	Excess Spread		$10,592,041.07
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$41,047.32
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$31,667.06
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$123,139.76
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,438,328.60

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3630%
		b.	Prior Monthly Period	2.5572%
		c.	Second Prior Monthly Period	2.4907%
	2.	Three Month Average Base Rate		2.4703%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.8518%
		b.	Prior Monthly Period	22.3170%
		c.	Second Prior Monthly Period	20.1786%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4491%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$328,620.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,043,620.83

Series 2018-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,549,609,314.61	1,028,573,000.00	521,036,314.61
Beginning Adjusted Invested Amount	N/A	1,028,573,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	32,238,994.65	21,399,044.99	10,839,949.66
Collections of Principal Receivables	556,903,875.66	369,652,069.52	187,251,806.14
Defaulted Amount	3,405,284.43	2,260,301.09	1,144,983.34

Ending Invested Amount / Transferor Amount	1,541,743,509.75	1,028,573,000.00	513,170,509.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.99000%	3.18000%	3.42000%
Monthly Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Investor Default Amount	1,977,760.43	84,762.42	197,778.24	2,260,301.09
Investor Monthly Fees Due	1,500,000.00	64,286.67	150,001.67	1,714,288.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,720,260.43	251,264.89	494,352.56	6,465,877.88
Reallocated Investor Finance Charge Collections				21,686,396.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.2373%
Base Rate				4.5224%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00
Distributions of Interest	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Ending Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,367,090.91

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,572.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,220,518.26

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,975,567.63

		a.	Class A Monthly Interest	$2,242,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,977,760.43
		e.	Excess Spread	$14,755,307.20

	2.	Class B Available Funds		$813,250.66

		a.	Class B Monthly Interest	$102,215.80
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$711,034.86

	3.	Collateral Available Funds		$1,897,577.85

		a.	Excess Spread	$1,897,577.85

	4.	Total Excess Spread		$17,363,919.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-4 Allocable Principal Collections		$556,903,875.66

	3.	Principal Allocation Percentage of Series 2018-4 Allocable Principal Collections		$369,652,069.52

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$369,652,069.52

	6.	Shared Principal Collections from other Series allocated to Series 2018-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,260,301.09

	8.	Available Principal Collections (total of items 5, 6 and 7)		$371,912,370.61

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$90,001,000.00

	2.	Required Collateral Invested Amount		$90,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$371,912,370.61

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-4
	1.	Excess Spread		$17,363,919.91
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$84,762.42
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,572.65
	9.	Applied to unpaid Monthly Servicing Fee		$1,714,288.34
	10.	Collateral Default Amount treated as Available Principal Collections		$197,778.24
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,220,518.26

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5224%
		b.	Prior Monthly Period	4.9746%
		c.	Second Prior Monthly Period	4.8142%
	2.	Three Month Average Base Rate		4.7704%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.2373%
		b.	Prior Monthly Period	22.7101%
		c.	Second Prior Monthly Period	20.5607%
	4.	Three Month average Series Adjusted Portfolio Yield		21.8360%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,028,573,000.00
		Monthly Interest		$2,677,076.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,031,250,076.92

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,039,009,736.28	689,656,000.00	349,353,736.28
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	21,616,177.07	14,348,013.97	7,268,163.10
Collections of Principal Receivables	373,402,859.37	247,850,923.23	125,551,936.14
Defaulted Amount	2,283,235.94	1,515,527.05	767,708.89

Ending Invested Amount / Transferor Amount	1,033,735,730.92	689,656,000.00	344,079,730.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.51475%	0.72475%	0.97475%
Monthly Interest Due	283,112.50	14,890.83	40,054.75	338,058.08
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	283,112.50	14,890.83	40,054.75	338,058.08
Investor Default Amount	1,318,506.96	49,255.02	147,765.07	1,515,527.05
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,601,619.46	101,502.52	299,889.82	3,003,011.80
Reallocated Investor Finance Charge Collections				14,328,973.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8758%
Base Rate				2.3856%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	283,112.50	14,890.83	40,054.75	338,058.08
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	283,112.50	14,890.83	40,054.75	338,058.08
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.47

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.47

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.66

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.66

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,366,016.22

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$40,054.75

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,325,961.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,466,191.79

		a.	Class A Monthly Interest	$283,112.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,318,506.96
		e.	Excess Spread	$10,864,572.33

	2.	Class B Available Funds		$465,695.37

		a.	Class B Monthly Interest	$14,890.83
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$450,804.54

	3.	Collateral Available Funds		$1,397,086.11

		a.	Excess Spread	$1,397,086.11

	4.	Total Excess Spread		$12,712,462.98

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-5 Allocable Principal Collections		$373,402,859.37

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$247,850,923.23

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$247,850,923.23

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,515,527.05

	8.	Available Principal Collections (total of items 5, 6 and 7)		$249,366,450.28

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$249,366,450.28

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$12,712,462.98
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$49,255.02
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$40,054.75
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$147,765.07
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,325,961.47

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3856%
		b.	Prior Monthly Period	2.5798%
		c.	Second Prior Monthly Period	2.5132%
	2.	Three Month Average Base Rate		2.4929%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.8758%
		b.	Prior Monthly Period	22.3396%
		c.	Second Prior Monthly Period	20.2012%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4722%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$413,560.11
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$690,069,560.11

Series 2018-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,023,100,756.69	1,342,859,000.00	680,241,756.69
Beginning Adjusted Invested Amount	N/A	1,342,859,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	42,089,792.47	27,937,638.02	14,152,154.45
Collections of Principal Receivables	727,068,843.50	482,601,243.11	244,467,600.39
Defaulted Amount	4,445,787.36	2,950,948.22	1,494,839.14

Ending Invested Amount / Transferor Amount	2,012,831,512.94	1,342,859,000.00	669,972,512.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	3.06000%	3.25000%	3.54000%
Monthly Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Investor Default Amount	2,582,076.12	110,662.29	258,209.81	2,950,948.22
Investor Monthly Fees Due	1,958,333.33	83,930.00	195,835.00	2,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,536,659.45	330,978.54	652,116.66	8,519,754.65
Reallocated Investor Finance Charge Collections				28,390,983.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3058%
Base Rate				4.5868%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00
Distributions of Interest	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Ending Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.55

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.55

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.71

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.71

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,069,301.14

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$198,071.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,871,229.29

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,842,076.59

		a.	Class A Monthly Interest	$2,996,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,582,076.12
		e.	Excess Spread	$19,263,750.47

	2.	Class B Available Funds		$1,064,678.55

		a.	Class B Monthly Interest	$136,386.25
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$928,292.30

	3.	Collateral Available Funds		$2,484,228.80

		a.	Excess Spread	$2,484,228.80

	4.	Total Excess Spread		$22,676,271.57

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-6 Allocable Principal Collections		$727,068,843.50

	3.	Principal Allocation Percentage of Series 2018-6 Allocable Principal Collections		$482,601,243.11

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$482,601,243.11

	6.	Shared Principal Collections from other Series allocated to Series 2018-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,950,948.22

	8.	Available Principal Collections (total of items 5, 6 and 7)		$485,552,191.33

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$117,501,000.00

	2.	Required Collateral Invested Amount		$117,501,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$485,552,191.33

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-6
	1.	Excess Spread		$22,676,271.57
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$110,662.29
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$198,071.85
	9.	Applied to unpaid Monthly Servicing Fee		$2,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$258,209.81
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$19,871,229.29

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5868%
		b.	Prior Monthly Period	5.0455%
		c.	Second Prior Monthly Period	4.8827%
	2.	Three Month Average Base Rate		4.8383%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3058%
		b.	Prior Monthly Period	22.7809%
		c.	Second Prior Monthly Period	20.6293%
	4.	Three Month average Series Adjusted Portfolio Yield		21.9054%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,342,859,000.00
		Monthly Interest		$3,604,739.55
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,346,463,739.55

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	909,136,532.37	603,451,000.00	305,685,532.37
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	18,914,217.62	12,554,553.83	6,359,663.79
Collections of Principal Receivables	326,728,584.82	216,870,276.60	109,858,308.22
Defaulted Amount	1,997,838.06	1,326,090.56	671,747.50

Ending Invested Amount / Transferor Amount	904,521,762.39	603,451,000.00	301,070,762.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.53475%	0.74475%	1.07475%
Monthly Interest Due	257,348.44	13,389.55	38,643.98	309,381.97
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	257,348.44	13,389.55	38,643.98	309,381.97
Investor Default Amount	1,153,693.58	43,099.79	129,297.19	1,326,090.56
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,286,042.02	89,177.67	266,004.50	2,641,224.19
Reallocated Investor Finance Charge Collections				12,551,473.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9023%
Base Rate				2.4105%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	257,348.44	13,389.55	38,643.98	309,381.97
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	257,348.44	13,389.55	38,643.98	309,381.97
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.68

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.68

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,948,893.12

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$38,643.98

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,910,249.14

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,919,732.50

		a.	Class A Monthly Interest	$257,348.44
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,153,693.58
		e.	Excess Spread	$9,508,690.48

	2.	Class B Available Funds		$407,940.41

		a.	Class B Monthly Interest	$13,389.55
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$394,550.86

	3.	Collateral Available Funds		$1,223,800.42

		a.	Excess Spread	$1,223,800.42

	4.	Total Excess Spread		$11,127,041.76

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-7 Allocable Principal Collections		$326,728,584.82

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$216,870,276.60

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$216,870,276.60

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,326,090.56

	8.	Available Principal Collections (total of items 5, 6 and 7)		$218,196,367.16

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$218,196,367.16

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread		$11,127,041.76
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$43,099.79
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$38,643.98
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$129,297.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,910,249.14

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4105%
		b.	Prior Monthly Period	2.6047%
		c.	Second Prior Monthly Period	2.5381%
	2.	Three Month Average Base Rate		2.5178%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9023%
		b.	Prior Monthly Period	22.3645%
		c.	Second Prior Monthly Period	20.2261%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4976%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$384,438.06
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$603,835,438.06

Series 2018-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,377,430,334.48	914,287,000.00	463,143,334.48
Beginning Adjusted Invested Amount	N/A	914,287,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	28,656,880.65	19,021,371.01	9,635,509.64
Collections of Principal Receivables	495,025,607.10	328,579,577.43	166,446,029.67
Defaulted Amount	3,026,919.12	2,009,156.28	1,017,762.84

Ending Invested Amount / Transferor Amount	1,370,438,508.79	914,287,000.00	456,151,508.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	3.18000%	3.35000%	3.74000%
Monthly Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Investor Default Amount	1,758,009.28	75,343.88	175,803.12	2,009,156.28
Investor Monthly Fees Due	1,333,333.33	57,143.33	133,335.00	1,523,811.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,211,342.61	228,202.29	451,616.54	5,891,161.44
Reallocated Investor Finance Charge Collections				19,420,509.36
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.4224%
Base Rate				4.6963%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00
Distributions of Interest	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Ending Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.65

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.79

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.79

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,671,826.34

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$142,478.42

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,529,347.92

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,992,921.79

		a.	Class A Monthly Interest	$2,120,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,758,009.28
		e.	Excess Spread	$13,114,912.51

	2.	Class B Available Funds		$728,274.15

		a.	Class B Monthly Interest	$95,715.08
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$632,559.07

	3.	Collateral Available Funds		$1,699,313.42

		a.	Excess Spread	$1,699,313.42

	4.	Total Excess Spread		$15,446,785.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-8 Allocable Principal Collections		$495,025,607.10

	3.	Principal Allocation Percentage of Series 2018-8 Allocable Principal Collections		$328,579,577.43

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$328,579,577.43

	6.	Shared Principal Collections from other Series allocated to Series 2018-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,009,156.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$330,588,733.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$80,001,000.00

	2.	Required Collateral Invested Amount		$80,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$330,588,733.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-8
	1.	Excess Spread		$15,446,785.00
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$75,343.88
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$142,478.42
	9.	Applied to unpaid Monthly Servicing Fee		$1,523,811.66
	10.	Collateral Default Amount treated as Available Principal Collections		$175,803.12
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,529,347.92

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.6963%
		b.	Prior Monthly Period	5.1659%
		c.	Second Prior Monthly Period	4.9992%
	2.	Three Month Average Base Rate		4.9538%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.4224%
		b.	Prior Monthly Period	22.9013%
		c.	Second Prior Monthly Period	20.7458%
	4.	Three Month average Series Adjusted Portfolio Yield		22.0232%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$914,287,000.00
		Monthly Interest		$2,548,195.08
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$916,835,195.08

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	18,013,533.13	11,956,712.98	6,056,820.15
Collections of Principal Receivables	311,169,951.87	206,543,035.00	104,626,916.87
Defaulted Amount	1,902,702.13	1,262,942.87	639,759.26

Ending Invested Amount / Transferor Amount	861,448,940.63	574,715,000.00	286,733,940.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.55475%	0.76475%	1.17475%
Monthly Interest Due	254,260.42	13,094.37	40,228.04	307,582.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	254,260.42	13,094.37	40,228.04	307,582.83
Investor Default Amount	1,098,755.79	41,047.32	123,139.76	1,262,942.87
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,186,349.54	85,273.36	256,761.13	2,528,384.03
Reallocated Investor Finance Charge Collections				11,966,712.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9288%
Base Rate				2.4354%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	254,260.42	13,094.37	40,228.04	307,582.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	254,260.42	13,094.37	40,228.04	307,582.83
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.70

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.70

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$9,478,556.64

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$40,228.04

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,438,328.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,410,997.30

		a.	Class A Monthly Interest	$254,260.42
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,098,755.79
		e.	Excess Spread	$9,057,981.09

	2.	Class B Available Funds		$388,934.04

		a.	Class B Monthly Interest	$13,094.37
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$375,839.67

	3.	Collateral Available Funds		$1,166,781.29

		a.	Excess Spread	$1,166,781.29

	4.	Total Excess Spread		$10,600,602.05

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2018-9 Allocable Principal Collections		$311,169,951.87

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$206,543,035.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,543,035.00

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,262,942.87

	8.	Available Principal Collections (total of items 5, 6 and 7)		$207,805,977.87

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$207,805,977.87

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9
	1.	Excess Spread		$10,600,602.05
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$41,047.32
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$40,228.04
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$123,139.76
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,438,328.60

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4354%
		b.	Prior Monthly Period	2.6295%
		c.	Second Prior Monthly Period	2.5630%
	2.	Three Month Average Base Rate		2.5427%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9288%
		b.	Prior Monthly Period	22.3894%
		c.	Second Prior Monthly Period	20.2510%
	4.	Three Month average Series Adjusted Portfolio Yield		21.5231%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$379,064.64
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,094,064.64

Series 2019-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,582,680,182.27	1,714,287,000.00	868,393,182.27
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	53,731,615.96	35,665,047.25	18,066,568.71
Collections of Principal Receivables	928,172,404.19	616,086,303.36	312,086,100.83
Defaulted Amount	5,675,469.63	3,767,165.55	1,908,304.08

Ending Invested Amount / Transferor Amount	2,569,570,517.70	1,714,287,000.00	855,283,517.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.87000%	3.07000%	3.39000%
Monthly Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Investor Default Amount	3,296,267.38	141,269.23	329,628.94	3,767,165.55
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,383,767.38	412,877.58	821,775.49	10,618,420.45
Reallocated Investor Finance Charge Collections				35,985,931.15
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.1287%
Base Rate				4.4204%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$2.39

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$2.39

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.56

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.56

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$25,609,655.58

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$242,144.88

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,367,510.70

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$31,487,666.14

		a.	Class A Monthly Interest	$3,587,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,296,267.38
		e.	Excess Spread	$24,603,898.76

	2.	Class B Available Funds		$1,349,477.40

		a.	Class B Monthly Interest	$164,465.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,185,012.38

	3.	Collateral Available Funds		$3,148,787.61

		a.	Excess Spread	$3,148,787.61

	4.	Total Excess Spread		$28,937,698.75

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2019-1 Allocable Principal Collections		$928,172,404.19

	3.	Principal Allocation Percentage of Series 2019-1 Allocable Principal Collections		$616,086,303.36

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$616,086,303.36

	6.	Shared Principal Collections from other Series allocated to Series 2019-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,767,165.55

	8.	Available Principal Collections (total of items 5, 6 and 7)		$619,853,468.91

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$619,853,468.91

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-1
	1.	Excess Spread		$28,937,698.75
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$141,269.23
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$242,144.88
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$329,628.94
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$25,367,510.70

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.4204%
		b.	Prior Monthly Period	4.8625%
		c.	Second Prior Monthly Period	4.7056%
	2.	Three Month Average Base Rate		4.6629%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.1287%
		b.	Prior Monthly Period	22.5979%
		c.	Second Prior Monthly Period	20.4522%
	4.	Three Month average Series Adjusted Portfolio Yield		21.7263%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,341,254.30
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,628,254.30

Series 2019-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,582,680,182.27	1,714,287,000.00	868,393,182.27
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	53,731,615.96	35,665,047.25	18,066,568.71
Collections of Principal Receivables	928,172,404.19	616,086,303.36	312,086,100.83
Defaulted Amount	5,675,469.63	3,767,165.55	1,908,304.08

Ending Invested Amount / Transferor Amount	2,569,570,517.70	1,714,287,000.00	855,283,517.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.67000%	2.86000%	3.19000%
Monthly Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Investor Default Amount	3,296,267.38	141,269.23	329,628.94	3,767,165.55
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,133,767.38	401,627.53	807,489.65	10,342,884.56
Reallocated Investor Finance Charge Collections				35,710,395.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9395%
Base Rate				4.2427%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$2.23

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.38

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.38

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$25,595,369.74

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$227,859.04

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,367,510.70

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$31,246,572.42

		a.	Class A Monthly Interest	$3,337,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,296,267.38
		e.	Excess Spread	$24,612,805.04

	2.	Class B Available Funds		$1,339,144.77

		a.	Class B Monthly Interest	$153,214.97
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,185,929.80

	3.	Collateral Available Funds		$3,124,678.07

		a.	Excess Spread	$3,124,678.07

	4.	Total Excess Spread		$28,923,412.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2019-2 Allocable Principal Collections		$928,172,404.19

	3.	Principal Allocation Percentage of Series 2019-2 Allocable Principal Collections		$616,086,303.36

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$616,086,303.36

	6.	Shared Principal Collections from other Series allocated to Series 2019-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,767,165.55

	8.	Available Principal Collections (total of items 5, 6 and 7)		$619,853,468.91

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$619,853,468.91

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-2
	1.	Excess Spread		$28,923,412.91
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$141,269.23
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$227,859.04
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$329,628.94
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$25,367,510.70

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.2427%
		b.	Prior Monthly Period	4.6669%
		c.	Second Prior Monthly Period	4.5164%
	2.	Three Month Average Base Rate		4.4753%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9395%
		b.	Prior Monthly Period	22.4024%
		c.	Second Prior Monthly Period	20.2630%
	4.	Three Month average Series Adjusted Portfolio Yield		21.5349%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,005,182.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,292,182.43

Series 2019-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,066,146,255.00	1,371,431,000.00	694,715,255.00
Beginning Adjusted Invested Amount	N/A	1,371,431,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	42,985,336.65	28,532,066.93	14,453,269.72
Collections of Principal Receivables	742,538,681.36	492,869,545.83	249,669,135.53
Defaulted Amount	4,540,380.34	3,013,735.52	1,526,644.82

Ending Invested Amount / Transferor Amount	2,055,658,512.64	1,371,431,000.00	684,227,512.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon July 15, 2020 to August 16, 2020	2.00000%	2.20000%	3.38600%
Monthly Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Investor Default Amount	2,637,013.91	113,015.82	263,705.79	3,013,735.52
Investor Monthly Fees Due	2,000,000.00	85,715.00	200,003.33	2,285,718.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,637,013.91	293,017.32	802,314.76	7,732,345.99
Reallocated Investor Finance Charge Collections				28,026,375.27
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.4742%
Base Rate				3.8056%
Excess Spread Percentage				17.7572%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00
Distributions of Interest	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Ending Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.67

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.67

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,632,634.93

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$338,605.64

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,294,029.29

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,523,034.94

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,637,013.91
		e.	Excess Spread	$19,886,021.03

	2.	Class B Available Funds		$1,050,995.97

		a.	Class B Monthly Interest	$94,286.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$956,709.47

	3.	Collateral Available Funds		$2,452,344.37

		a.	Excess Spread	$2,452,344.37

	4.	Total Excess Spread		$23,295,074.87

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2019-3 Allocable Principal Collections		$742,538,681.36

	3.	Principal Allocation Percentage of Series 2019-3 Allocable Principal Collections		$492,869,545.83

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$492,869,545.83

	6.	Shared Principal Collections from other Series allocated to Series 2019-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,013,735.52

	8.	Available Principal Collections (total of items 5, 6 and 7)		$495,883,281.35

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,002,000.00

	2.	Required Collateral Invested Amount		$120,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$495,883,281.35

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-3
	1.	Excess Spread		$23,295,074.87
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$113,015.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$140,574.65
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,718.33
	10.	Collateral Default Amount treated as Available Principal Collections		$263,705.79
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$198,030.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,294,029.29
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.8056%
		b.	Prior Monthly Period	4.1861%
		c.	Second Prior Monthly Period	4.0511%
	2.	Three Month Average Base Rate		4.0143%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.4742%
		b.	Prior Monthly Period	21.9216%
		c.	Second Prior Monthly Period	19.7977%
	4.	Three Month average Series Adjusted Portfolio Yield		21.0645%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,371,431,000.00
	Monthly Interest	$2,432,892.14
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,373,863,892.14

Series 2019-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,385,348,825.98	919,543,000.00	465,805,825.98
Beginning Adjusted Invested Amount	N/A	919,543,000.00	N/A
Floating Allocation Percentage	N/A	66.3763%	33.6237%
Principal Allocation Percentage	N/A	66.3763%	33.6237%
Collections of Finance Charge Receivables	28,821,621.66	19,130,719.97	9,690,901.69
Collections of Principal Receivables	497,871,381.55	330,468,496.61	167,402,884.94
Defaulted Amount	3,044,320.10	2,020,706.40	1,023,613.70

Ending Invested Amount / Transferor Amount	1,378,316,806.09	919,543,000.00	458,773,806.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2020	July 13, 2020	July 13, 2020
Coupon July 15, 2020 to August 16, 2020	0.41475%	0.61475%	1.65875%
Monthly Interest Due	304,150.00	16,841.38	136,325.34	457,316.72
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	304,150.00	16,841.38	136,325.34	457,316.72
Investor Default Amount	1,758,009.27	65,674.83	197,022.30	2,020,706.40
Investor Monthly Fees Due	1,333,333.33	49,810.00	149,428.33	1,532,571.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,395,492.60	132,326.21	482,775.97	4,010,594.78
Reallocated Investor Finance Charge Collections				19,111,904.12
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8842%
Base Rate				2.3935%
Excess Spread Percentage				19.7071%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00
Distributions of Interest	304,150.00	16,841.38	136,325.34	457,316.72
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	304,150.00	16,841.38	136,325.34	457,316.72
Ending Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.38

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.38

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,237,634.67

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$136,325.34

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,101,309.33

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,627,306.49

		a.	Class A Monthly Interest	$304,150.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,758,009.27
		e.	Excess Spread	$14,565,147.22

	2.	Class B Available Funds		$621,154.60

		a.	Class B Monthly Interest	$16,841.38
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$604,313.22

	3.	Collateral Available Funds		$1,863,443.02

		a.	Excess Spread	$1,863,443.02

	4.	Total Excess Spread		$17,032,903.46

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.3763%

	2.	Series 2019-4 Allocable Principal Collections		$497,871,381.55

	3.	Principal Allocation Percentage of Series 2019-4 Allocable Principal Collections		$330,468,496.61

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$330,468,496.61

	6.	Shared Principal Collections from other Series allocated to Series 2019-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,020,706.40

	8.	Available Principal Collections (total of items 5, 6 and 7)		$332,489,203.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$89,657,000.00

	2.	Required Collateral Invested Amount		$89,657,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$332,489,203.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-4
	1.	Excess Spread		$17,032,903.46
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$65,674.83
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$50,667.13
	9.	Applied to unpaid Monthly Servicing Fee		$1,532,571.66
	10.	Collateral Default Amount treated as Available Principal Collections		$197,022.30
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$85,658.21
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$15,101,309.33
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3935%
		b.	Prior Monthly Period	2.5880%
		c.	Second Prior Monthly Period	2.5214%
	2.	Three Month Average Base Rate		2.5010%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.8842%
		b.	Prior Monthly Period	22.3478%
		c.	Second Prior Monthly Period	20.2094%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4805%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$919,543,000.00
	Monthly Interest	$457,316.72
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$920,000,316.72